Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 11:-	SHAREHOLDERS’ EQUITY

a.	Company’s shares:

Ordinary shares:

Any ordinary share confers equal rights to dividends and bonus shares and to participate in the distribution of surplus assets upon liquidation in proportion to the par value of each share regardless of any premium paid thereon, all subject to the provisions of the Company’s articles of association. Each ordinary share confers its holder the right to participate the general meetings of the shareholders of the Company, with one vote on any matter presented to the shareholders.

Treasury shares:

On August 10, 2022, the Company’s Board of Directors approved a share repurchase program to repurchase up to $75,000 of its ordinary shares, subject to Israeli court approval and in accordance with required regulation (the “Share Repurchase Program”).

During the year ended December 31, 2023, pursuant to the Share Repurchase Program, the Company repurchased, an aggregate of 2,652,051 ordinary shares in open market transactions, at a total cost of $55,770.

b.	Share option and RSU’s plans:

The Company’s Board of Directors has approved equity incentive plans pursuant to which the Company is authorized to issue to employees, directors and officers of the Company and its subsidiaries (the “optionees”) options to purchase ordinary shares of the Company, at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant. The terms of option grants generally provide that 25% of total options are exercisable one year after the grant or vesting start date determined for each optionee and a further 6.25% is exercisable at the end of each subsequent three-month period over the following 3 years. Options are exercisable for up to 10 years from the grant date. Options that are cancelled or forfeited before expiration become available for future grants.

Under the Company equity incentive plans, beginning in 2017, the Company grants RSUs, including PSUs. The RSUs generally vest over a period of four years of employment and PSUs vest also based on the Company’s share performance. RSUs that are cancelled or forfeited become available for future grants.

During December 2022, the Company’s board of directors approved a decrease of 1,065,982 as to the number of ordinary shares reserved for issuance under the Company’s equity incentive plans. As of December 31, 2023, an aggregate of 2,561,000 ordinary shares were available for future grants under those plans.

c.	A summary of the Company’s share option activity and related information is as follows:

	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	668,322	$52.66	6.68	$2,310
Granted	48,525	23.00	-	-
Exercised	(29,108)	15.07	-	163
Forfeited	(56,064)	83.77	-	-

Outstanding at end of year	631,675	$49.32	5.83	$1,039

Exercisable at end of year	432,794	$38.99	4.57	$1,039

As of December 31, 2023, the Company had $6,616 of unrecognized compensation expense related to non-vested share options expected to be recognized over a weighted average period of 2.25 years.

The weighted average fair value of options granted during the years ended December 31, 2023, 2022 and 2021 was $12.88, $47.06 and $64.93 per share, respectively. The total intrinsic value of options exercised during the years ended December 31, 2023, 2022 and 2021 was $163, $1,086 and $27,181, respectively.

d.	A summary of the Company’s RSU activity is as follows:

Number of RSUs

Unvested at beginning of year	1,050,339
Granted	1,273,229
Vested	(388,961)
Forfeited	(259,705)
Unvested at the end of the year	1,674,902

The weighted average fair value at grant date of RSU’s granted for the years ended December 31, 2023, 2022 and 2021 was $20.11, $43.65 and $115.65, respectively. The total fair value of RSUs vested during the year ended December 31, 2023, was $8,260.

The weighted average fair value of RSUs vested during the years ended December 31, 2023, 2022 and 2021 was $52.27, $57.98 and $31.63, respectively.

The weighted average fair value of RSUs forfeited during the years ended December 31, 2023, 2022 and 2021 was $33.19, $68.19 and $43.84, respectively.

As of December 31, 2023, the Company had $40,513 of unrecognized compensation expenses related to RSUs, expected to be recognized over a weighted average period of 2.59 years.

As of December 31, 2023, an aggregate of 201,472 PSUs were included in the Unvested RSUs amount.

e.	The following table sets forth the total share-based compensation expense included in the consolidated statements of operations for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021

Cost of products	$2,356	$2,185	$1,355
Cost of services	1,758	1,676	1,105
Research and development, net	5,759	5,312	2,685
Sales and marketing	6,689	7,361	5,004
General and administrative	6,027	6,115	4,984

Total share-based compensation expenses	$22,589	$22,649	$15,133

f.	On January 10, 2017, the Company signed a master purchase agreement with Amazon Inc. (the “Agreement”) under which warrants to purchase ordinary shares of the Company were issued to Amazon as a customer incentive, subject to vesting as a function of payments for purchased products and services. As of December 31, 2023, all of the warrants under that original Agreement had been exercised.

On September 14, 2020, the Company signed an amendment to the master purchase agreement (the “Amended Agreement”) with Amazon Inc. under which an additional 3,401,028 warrants to purchase ordinary shares of the Company at an exercise price of $59.26 were issued to Amazon. The warrants are subject to vesting as a function of payments for purchased products and services of up to $400 million over a five-year period beginning in January 2021, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company. As of December 31, 2023, 1,787,953 warrants were exercisable under the Amended Agreement.

The fair value of the warrants was measured on the grant date using the Monte Carlo simulation with assumptions of a risk-free rate of 0.4%, volatility rate of 52%, dividend yield of 0% and an expected term of 5.32 years.

The Company recognized a reduction to revenues of $13,842, $22,500 and $25,423 during the years ended December 31, 2023, 2022 and 2021, respectively, in respect of the warrants granted to Amazon.